Prospectus Supplement
John Hancock Funds II
Emerging Markets Debt Fund
Strategic Income Opportunities Fund (the funds)
Supplement dated January 2, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
At a meeting held on December 12–14, 2023, the funds’ Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result, effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:
Shareholder fees (%) (fees paid directly from your investment)	A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.75
(on certain purchases, including those of $500,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20
In addition, as of the Effective Date, the applicable information below is amended and restated as follows in the “Your account” section, under the heading “Class cost structure” and “How sales charges for Class A and Class C shares are calculated”:
Class cost structure

Class A shares
•
A front-end sales charge, as described in the section “How sales charges for Class A and Class C shares are calculated”
•
Distribution and service (Rule 12b-1) fees of 0.25%
•
A 0.75% CDSC on certain shares sold within the first 18 months of purchase
How sales charges for Class A and Class C shares are calculated

Class A sales charges are as follows:
Your investment ($)	As a % of offering price*	As a % of your investment
Up to 99,999	4.00	4.17
100,000–249,999	3.50	3.63
250,000–499,999	2.50	2.56
500,000 and above	0.00	0.00
* Offering price is the net asset value per share plus any initial sales charge.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Investments of $500,000 or more
Class A shares are available with no front-end sales charge on investments of $500,000 or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within 18 months of purchase, as follows:
Class A deferred charges on investments of $500,000 or more
Years after purchase	CDSC (%)
18 months	0.75
After 18 months	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Prospectus Supplement
John Hancock Funds II
Opportunistic Fixed Income Fund (the fund)
Supplement dated January 2, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result, effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:
Shareholder fees (%) (fees paid directly from your investment)	A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	0.75
(on certain purchases, including those of $500,000 or more)
Small account fee (for fund account balances under $1,000) ($)	20
In addition, as of the Effective Date, the applicable information below is amended and restated as follows in the “Your account” section, under the heading “Class cost structure” and “How sales charges for Class A and Class C shares are calculated”:
Class cost structure

Class A shares
•
A front-end sales charge, as described in the section “How sales charges for Class A and Class C shares are calculated”
•
Distribution and service (Rule 12b-1) fees of 0.30%
•
A 0.75% CDSC on certain shares sold within the first 18 months of purchase
How sales charges for Class A and Class C shares are calculated

Class A sales charges are as follows:
Your investment ($)	As a % of offering price*	As a % of your investment
Up to 99,999	4.00	4.17
100,000–249,999	3.50	3.63
250,000–499,999	2.50	2.56
500,000 and above	0.00	0.00
* Offering price is the net asset value per share plus any initial sales charge.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Investments of $500,000 or more
Class A shares are available with no front-end sales charge on investments of $500,000 or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within 18 months of purchase, as follows:
Class A deferred charges on investments of $500,000 or more
Years after purchase	CDSC (%)
18 months	0.75
After 18 months	None
For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Funds II
Emerging Markets Debt Fund
Opportunistic Fixed Income Fund
Strategic Income Opportunities Fund (the funds)
Supplement dated January 2, 2024 to the current Statement of Additional Information, as may be supplemented (the SAI)
At a meeting held on December 12–14, 2023, the funds’ Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result, effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the “Sales Compensation” section:
First Year Broker or Other Selling Firm Compensation
	Investor pays sales charge (% of offering price)[1]	Selling Firm receives commission (%)[2]	Selling Firm Receives Rule 12b-1 service fee (%)	Total Selling Firm compensation (%)[3,4]
Class A investments (Equity Funds and Alternative Funds)[5]
Up to $49,999	5.00	4.26	0.25	4.50
$50,000–$99,999	4.50	3.76	0.25	4.00
$100,000–$249,999	3.50	2.86	0.25	3.10
$250,000–$499,999	2.50	2.11	0.25	2.35
$500,000–$999,999	2.00	1.61	0.25	1.85
Class A investments (Emerging Markets Debt Fund, Opportunistic Fixed Income Fund and Strategic Income Opportunities Fund)[5]
Less than $100,000	4.00	3.50	0.25	3.75
$100,000–$249,999	3.50	3.00	0.25	3.25
$250,000–$499,999	2.50	2.05	0.25	2.30
$500,000–$4,999,999	0.00	0.75	0.25	1.00
Class A investments (Floating Rate Income Fund)[5]
Less than $100,000	2.50	2.00	0.25	2.25
$100,000–$249,999	2.00	1.50	0.25	1.75
$250,000–$9,999,999[6]	0.00	0.25	0.25	0.50
$10 million and over[6]	0.00	0.00	0.25	0.25
Class A investments (Multi-Asset High Income Fund)
Less than $50,000	4.50	4.05	0.25	4.30
$50,000–$99,999	3.50	3.05	0.25	3.30
$100,000–$249,999	3.00	2.55	0.25	2.80
$250,000–$4,999,999	0.00	0.75	0.25	1.00
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

First Year Broker or Other Selling Firm Compensation
	Investor pays sales charge (% of offering price)[1]	Selling Firm receives commission (%)[2]	Selling Firm Receives Rule 12b-1 service fee (%)	Total Selling Firm compensation (%)[3,4]
Class A investments of $1 million or
more (excluding Floating Rate
Income Fund, Multi-Asset High
Income Fund, Emerging Markets
Debt Fund, Opportunistic Fixed
Income Fund and Strategic Income
Opportunities Fund)[6]

First $1M–$4,999,999	0.00	0.75	0.25	1.00
Next $1–$5M above that	0.00	0.25	0.25	0.50
Next $1 or more above that	0.00	0.00	0.25	0.25
Class A investments of $5 million or more (Emerging Markets Debt Fund, Opportunistic Fixed Income Fund, Strategic Income Opportunities Fund and Multi-Asset High Income Fund)[6]
$5,000,000–$9,999,999	0.00	0.25	0.25	0.50
$10,000,000 and over	0.00	0.00	0.25	0.25
Class C investments[7]
All amounts	0.00	0.75	0.25	1.00
Class R2 investments[5]
All amounts	0.00	0.00	0.25	0.25
Class R4 investments[5]
All amounts	0.00	0.00	0.15	0.15
Class R5 investments
All amounts	0.00	0.00	0.00	0.00
Class 1 investments
All amounts	0.00	0.00	0.00	0.00
Class I Investments[8]
All amounts	0.00	0.00	0.00	0.00
Class R6 investments
All amounts	0.00	0.00	0.00	0.00
1
See “Sales Charges on Class A and Class C Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.
2
For Class A investments under $1 million (under $500,000 for Emerging Markets Debt Fund, Opportunistic Fixed Income Fund and Strategic Income Opportunities Fund, and under $250,000 for Floating Rate Income Fund), a portion of the Selling Firm’s commission is paid out of the front-end sales charge.
3
Selling Firm commission, Rule 12b-1 service fee, and any underwriter fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages due to rounding, when combined using simple addition.
4
The Distributor retains the balance.
5
For purchases of Class A, Class R2, and Class R4 shares, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Agreements” for a description of Class A, Class R2, and Class R4 Rule 12b-1 Plan charges and payments.
6
Certain retirement platforms may invest in Class A shares without being subject to sales charges. Purchases via these platforms may pay a commission from the first dollar invested. Additionally, commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. In both cases, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.
7
For Class C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested. After the first year, the Selling Firm receives Rule 12b-1 fees as a percentage of average daily net eligible assets paid monthly in arrears.
8
The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the funds. This payment may be up to 0.15% of the amount invested.

In addition, accordingly, the applicable information below is amended and restated as follows in the “Sales Charges on Class A and Class C Shares” section:
Deferred Sales Charge on Class A and Class C Shares
Class A shares are available with no front-end sales charge on investments of $1 million ($500,000 for Emerging Markets Debt Fund, Opportunistic Fixed Income Fund and Strategic Income Opportunities Fund, and $250,000 for Floating Rate Income Fund) or more. Class C shares are purchased at NAV without the imposition of an initial sales charge. In each of these cases, the funds will receive the full amount of the purchase payment. Also, see Appendix 1 to the Prospectus “Intermediary sales charge waivers,” for more information regarding the availability of sales charge waivers through particular intermediaries.
Contingent Deferred Sales Charge. There is a 1% CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year (0.75% within 18 months for Emerging Markets Debt Fund, Opportunistic Fixed Income Fund and Strategic Income Opportunities Fund and 0.50% within 18 months for Floating Rate Income Fund) of purchase. Class C shares that are redeemed within one year of purchase will be subject to a CDSC at the rates set forth in the applicable Prospectus as a percentage of the dollar amount subject to the CDSC. The CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.
In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that a shareholder’s redemption comes first from shares the shareholder has held beyond the one-year (18-month for Emerging Markets Debt Fund, Floating Rate Income Fund, Opportunistic Fixed Income Fund and Strategic Income Opportunities Fund) CDSC redemption period for Class A or one-year CDSC redemption period for Class C shares, or those the shareholder acquired through dividend and capital gain reinvestment. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.
When requesting a redemption for a specific dollar amount, a shareholder should state if proceeds to equal the dollar amount requested are required. If not stated, only the specified dollar amount will be redeemed from the shareholder’s account and the proceeds will be less any applicable CDSC.
With respect to a CDSC imposed on a redemption of Class A shares, proceeds from the imposition of a CDSC are paid to the Distributor and are used in whole or in part by the Distributor to defray its expenses related to paying a commission or finder’s fee in connection with the purchase at NAV of Class A shares with a value of $1 million ($500,000 for Emerging Markets Debt Fund, Opportunistic Fixed Income Fund and Strategic Income Opportunities Fund, and $250,000 for Floating Rate Income Fund) or more.
Furthermore, as a result, the applicable information below is amended and restated as follows in the “Sample Calculation of Maximum Offering Price” section:
Class A shares are sold with a maximum initial sales charge as set forth in the applicable prospectus. Class C shares are sold at NAV without any initial sales charges and with a 1.00% CDSC on shares redeemed within 12 months.
You should read this supplement in conjunction with the SAI and retain it for your future reference.